Short-Term Borrowings and Long -Term Debt	12 Months Ended
Dec. 31, 2019
Short-Term Borrowings and Long-Term Debt
Short-Term Borrowings and Long-Term Debt

(9)Short‑Term Borrowings and Long‑Term Debt

The Corporation’s short‑term borrowings generally consist of federal funds purchased and short‑term borrowings extended under agreements with Federal Home Loan Bank of Pittsburgh. The Corporation has two Federal Funds borrowing facilities with correspondent banks: one of $15 million and one of $24 million, respectively, which are both unsecured.  Federal funds purchased generally represent one‑day borrowings. The Corporation had no Federal funds purchased at December 31, 2019 or December 31, 2018, respectively. The Corporation also has a facility with the Federal Reserve discount window of $10.4 million that is fully secured by investment securities and loans. There were no borrowings under this facility at December 31, 2019.

Short‑term borrowings as of December 31, 2019 consisted of short‑term advances from FHLB of Pittsburgh in the amounts of $102.3 million with interest at 1.81%,  $7.7 million with interest of 1.59%,  $5.1 million with interest at 1.59%,  $5.0 million with interest at 2.76%,  $3.1 million with interest of 2.03%, as well as the acquisition note for the Wealth division that had a balance of $413 thousand as of December 31, 2019.

Short‑term borrowings as of December 31, 2018 consisted of short‑term advances from FHLB of Pittsburgh in the amount of $112.5 million with interest at 2.62%,  $1.8 million with an original terms of 4 years and interest at 1.70%.

Long‑term debt at December 31, 2019 consisted of the following fixed rate notes with the FHLB of Pittsburgh:

			Balance as of
	Maturity	Interest	December 31,	December 31,
(dollars in thousands)	date	rate	2019	2018
Mid-term Repo-fixed	06/28/21	1.88%	$3,123	—
Mid-term Repo-fixed	08/10/20	2.76	—	5,000
Acquisition Purchase Note (1)	04/01/20	3.00	—	1,238
Total			$3,123	6,238

(1)	The acquisition purchase note for the Wealth division is classified as short-term borrowing at December 31, 2019.

The FHLB of Pittsburgh had issued $102.8 million of letters of credit to the Corporation for the benefit of the Corporation’s public deposit funds and loan customers. These letters of credit expire throughout 2019.

The Corporation has a maximum borrowing capacity with the FHLB of Pittsburgh of $507.3 million and $437.2 million as of December 31, 2019 and 2018, respectively. All advances and letters of credit from the FHLB are secured by a blanket lien on non-pledged, mortgage-related loans and securities as part of the Corporation’s borrowing agreement with the FHLB.